OTHER INCOME	12 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
OTHER INCOME	NOTE 13 - OTHER INCOME For the year ended March 31, 2025, the Company received renovation subsidy of $69,471, which was recognized as other income, along with interest income.